Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt [Abstract]
Schedule of Promissory Notes	Promissory notes are summarized as follows at September 30, 2023:
	Knight Therapeutics	Note, including amendment	Bridge Notes	Total
Promissory Notes (including accrued interest), at fair value	$-	$-	$-	$-
Promissory Notes (including accrued interest)	-	-	-	-
Less Current Maturities	-	-	-	-
Long Term Promissory Notes	$-	$-	$-	$-

Promissory notes are summarized as follows at December 31, 2022:
	Knight Therapeutics	Note, including amendment	Bridge Notes	Total
Promissory Notes (including accrued interest)	$16,319,986	$1,109,783	$535,901	$17,965,670
Less Current Maturities	16,319,986	-	535,901	16,855,887
Long Term Promissory Notes	$-	$1,109,783	$-	$1,109,783
Promissory notes are summarized as follows at December 31, 2022:
	Knight Therapeutics	Note, including amendment	Bridge Notes	Total

Promissory Notes and Interest less Discounts	16,319,986	1,109,783	535,901	17,965,670
Less Current Maturities	16,319,986	-	535,901	16,855,887
Long Term Promissory Notes	-	1,109,783	-	1,109,783

	Knight Therapeutics	Note, including amendment	Total

Promissory Notes and Interest less Discounts	14,085,333	1,111,731	15,197,064
Less Current Maturities	-	-	-
Long Term Promissory Notes	14,085,333	1,111,731	15,197,064

Schedule of Bridge Notes and Related Party Notes	Bridge Notes and Related Party Notes are summarized as follows at September 30, 2023 and December 31, 2022:
	2022 Bridge Notes	Related Party Notes	2023 Bridge Notes
Issuance date of promissory notes	May 2022	May 2022	May 2023
Maturity date of promissory notes	1	1	1
Interest rate	10%	6%	10%
Default interest rate	15%	15%	15%
Collateral	Unsecured	Unsecured	Unsecured
Conversion rate	2	2	2

Face amount of notes	$888,889	$338,889	$-
Less: unamortized debt discount	(407,555)	(155,443)	-
Add: accrued interest on promissory notes	54,567	11,651	-
Balance - December 31, 2022	$535,901	$195,097	$-
Face amount of notes	-	-	-
Less: unamortized debt discount	-	-	-
Add: accrued interest on promissory notes	-	-	-
Balance - September 30, 2023	$-	$-	$-
1-	earlier of 1 year from date of issuance or closing of IPO.
2-	see discussion above for (a) and (b)

Schedule of Reconciliation of the Beginning and Ending Balances for the Convertible Knight Note	A reconciliation of the beginning and ending balances for the Convertible Knight Note, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows for the three and nine months ended September 30, 2023:
Convertible Knight Note, at fair value
Promissory Notes, at fair value at December 31, 2022	$-
Fair value at modification date - January 9, 2023	21,520,650
Fair value - mark to market adjustment	(339,052)
Accrued interest recognized	634,243
Promissory Notes, at fair value at March 31, 2023	$21,815,841
Fair value - mark to market adjustment	1,064,849
Accrued interest recognized	659,306
Promissory Notes, at fair value at June 30, 2023	$23,539,996
Fair value - mark to market adjustment	(6,105,066)
Extinguishment of Promissory Notes	(17,434,930)
Promissory Notes, at fair value at September 30, 2023	$-

Schedule of the Knight Debenture	The Knight debenture as of September 30, 2023 and December 31, 2022 consisted of the following:
	September 30, 2023	December 31, 2022
Original Debenture	$-	$3,000,000
Unamortized debt discount	-	(279,061)
Debenture Prior to Accumulated Interest	-	2,720,939
Accumulated Interest	-	1,555,670
Debenture	$-	$4,276,609
On April 24, 2019 60P entered into the Knight debenture of $3,000,000 with an original issue discount (“OID”) of $2,100,000. The OID is being amortized using the effective interest method. The Company subsequently restructured the Knight Loan (see Subsequent Events footnote 13). $500,103 of the original issue discount was amortized to interest expense during the twelve months ended December 31, 2022 ($431,625 during twelve months ended December 31, 2021) and the unamortized original issue discount at December 31, 2022 was $279,061 ($779,164 at December 31, 2021
	December 31, 2022	December 31, 2021
Original Debenture	$3,000,000	$3,000,000
Unamortized debt discount	(279,061)	(779,164)
Debenture Prior to Accumulated Interest	2,720,939	2,220,836
Accumulated Interest	1,555,670	1,167,734
Debenture	$4,276,609	$3,388,570

Schedule of the Current Future Payment Obligations	The current future payment obligations of the principal are as follows:
Period	Principal Payments
2023 (remaining three months)	$-
2024	-
2025	-
2026	-
2027	2,804
Thereafter	147,196
Total	$150,000
The current future payment obligations of the principal are as follows:
Period	Principal Payments
2023	$-
2024	-
2025	-
2026	250
2027	3,211
Thereafter	146,539
Total	$150,000